FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash	$ 399,375	$ 153,147	$ 1,433,838	$ 2,712,446
Accounts receivable	632,568	1,091,304
Current liabilities	777,103	2,282,409
Accounts payable and accrued liabilities	628,002	2,138,658
Income tax payable	92,104	68,024
Current portion of lease liability	56,997	56,997
RSU liability	0	18,730
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	399,375	153,147
Accounts receivable	594,320	982,114
Credit risk [Member] | Customer A [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	256,486	62,204
Credit risk [Member] | Customer B [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	2,500	482,500
Credit risk [Member] | Customer C [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	140,099	127,691
Credit risk [Member] | Customer D [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	39,067	44,044
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit minimum borrowing capacity	$ 1,000,000
Line of credit interest rate description	Amounts drawn on the line of credit bear interest at the Wall Street Journal prime rate (WSJ Prime Rate) plus 1.00%. At December 31, 2025, the WSJ Prime Rate was 6.75%
Cash	$ 399,375	153,147
Current liabilities	777,103	2,282,409
Accounts payable and accrued liabilities	628,002	2,138,658
Income tax payable	92,104	68,024
Current portion of lease liability	56,997	56,997
RSU liability	0	18,730
Undiscounted contractual lease liabilities	15,948	$ 124,387
Line of credit	$ 500,000
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, confidence interval	9.00%	9.00%
Value at risk	$ 5,132	$ 15,862